Federated Hermes Adjustable Rate Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—84.9%
		Federal Home Loan Mortgage Corporation—38.0%
$ 92,569		REMIC, Series 2380, Class FL, 4.473% (1-month USLIBOR +0.600%), 11/15/2031	$ 92,704
102,918		REMIC, Series 2434, Class FA, 4.873% (1-month USLIBOR +1.000%), 3/15/2032	104,110
36,962		REMIC, Series 2448, Class FA, 4.873% (1-month USLIBOR +1.000%), 1/15/2032	37,400
39,107		REMIC, Series 2452, Class FC, 4.873% (1-month USLIBOR +1.000%), 1/15/2032	39,571
118,482		REMIC, Series 2459, Class FP, 4.873% (1-month USLIBOR +1.000%), 6/15/2032	119,859
32,345		REMIC, Series 2470, Class EF, 4.873% (1-month USLIBOR +1.000%), 3/15/2032	32,720
145,203		REMIC, Series 2475, Class F, 4.873% (1-month USLIBOR +1.000%), 2/15/2032	146,865
108,429		REMIC, Series 2475, Class FD, 4.423% (1-month USLIBOR +0.550%), 6/15/2031	108,644
92,013		REMIC, Series 2480, Class NF, 4.873% (1-month USLIBOR +1.000%), 1/15/2032	93,040
31,849		REMIC, Series 2498, Class AF, 4.873% (1-month USLIBOR +1.000%), 3/15/2032	32,218
3,197,846		REMIC, Series 2906, Class FN, 4.223% (1-month USLIBOR +0.350%), 12/15/2034	3,175,121
122,726		REMIC, Series 3085, Class UF, 4.323% (1-month USLIBOR +0.450%), 12/15/2035	122,080
255,650		REMIC, Series 3156, Class HF, 4.358% (1-month USLIBOR +0.485%), 8/15/2035	254,466
419,394		REMIC, Series 3208, Class FD, 0.796% (1-month USLIBOR +0.400%), 8/15/2036	419,250
408,059		REMIC, Series 3208, Class FG, 4.273% (1-month USLIBOR +0.400%), 8/15/2036	407,919
88,387		REMIC, Series 3213, Class GF, 4.303% (1-month USLIBOR +0.430%), 9/15/2036	87,783
597,579		REMIC, Series 3284, Class AF, 4.183% (1-month USLIBOR +0.310%), 3/15/2037	588,787
856,775		REMIC, Series 3314, Class FE, 0.666% (1-month USLIBOR +0.270%), 5/15/2037	838,265
783,765		REMIC, Series 3346, Class FT, 4.223% (1-month USLIBOR +0.350%), 10/15/2033	777,824
276,702		REMIC, Series 3380, Class FP, 4.223% (1-month USLIBOR +0.350%), 11/15/2036	274,328
329,554		REMIC, Series 3550, Class GF, 4.623% (1-month USLIBOR +0.750%), 7/15/2039	331,405
435,914		REMIC, Series 3556, Class FA, 4.783% (1-month USLIBOR +0.910%), 7/15/2037	442,419
171,800		REMIC, Series 3593, Class CF, 4.473% (1-month USLIBOR +0.600%), 2/15/2036	172,923
4,189,768		REMIC, Series 4030, Class HF, 2.389% (1-month USLIBOR +0.390%), 4/15/2042	4,149,054
2,080,806		REMIC, Series 4116, Class LF, 4.173% (1-month USLIBOR +0.300%), 10/15/2042	2,050,481
1,167,045		REMIC, Series 4242, Class F, 4.273% (1-month USLIBOR +0.400%), 8/15/2043	1,138,167
2,049,897		REMIC, Series 4508, Class CF, 4.273% (1-month USLIBOR +0.400%), 9/15/2045	2,030,041
5,095,097		REMIC, Series 4584, Class NF, 4.373% (1-month USLIBOR +0.500%), 5/15/2046	5,028,738
6,320,275		REMIC, Series 4685, Class FA, 4.273% (1-month USLIBOR +0.400%), 5/15/2047	6,220,548
2,595,279		REMIC, Series 4708, Class F, 4.173% (1-month USLIBOR +0.300%), 8/15/2047	2,549,068
1,762,187		REMIC, Series 4752, Class PF, 4.173% (1-month USLIBOR +0.300%), 11/15/2047	1,716,976
4,761,462		REMIC, Series 4793, Class FD, 4.173% (1-month USLIBOR +0.300%), 6/15/2048	4,659,798
4,491,637		REMIC, Series 4803, Class FA, 4.173% (1-month USLIBOR +0.300%), 6/15/2048	4,395,600
707,210		REMIC, Series 4829, Class FA, 4.123% (1-month USLIBOR +0.250%), 7/15/2037	694,540
1,210,961		REMIC, Series 4915, Class FG, 4.466% (1-month USLIBOR +0.450%), 9/25/2049	1,192,220
918,978		REMIC, Series 4921, Class FN, 4.466% (1-month USLIBOR +0.450%), 10/25/2049	903,899
573,621		REMIC, Series 4959, Class JF, 4.466% (1-month USLIBOR +0.450%), 3/25/2050	561,713
7,210,691		REMIC, Series 4983, Class FJ, 4.466% (1-month USLIBOR +0.450%), 6/25/2050	7,056,003
2,645,884		REMIC, Series 4998, Class KF, 3.870% (SOFR +0.350%), 8/25/2050	2,562,368
		TOTAL	55,608,915
		Federal National Mortgage Association—38.3%
94,247		REMIC, Series 2001-32, Class FA, 4.566% (1-month USLIBOR +0.550%), 7/25/2031	94,535
44,627		REMIC, Series 2001-57, Class FA, 4.466% (1-month USLIBOR +0.450%), 6/25/2031	44,453
35,824		REMIC, Series 2001-62, Class FC, 4.666% (1-month USLIBOR +0.650%), 11/25/2031	35,980
46,342		REMIC, Series 2001-71, Class FS, 4.616% (1-month USLIBOR +0.600%), 11/25/2031	46,495

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 155,184		REMIC, Series 2002-7, Class FG, 4.916% (1-month USLIBOR +0.900%), 1/25/2032	$ 156,506
76,141		REMIC, Series 2002-8, Class FA, 4.660% (1-month USLIBOR +0.750%), 3/18/2032	76,699
101,215		REMIC, Series 2002-52, Class FG, 4.516% (1-month USLIBOR +0.500%), 9/25/2032	101,206
258,510		REMIC, Series 2002-58, Class FG, 5.016% (1-month USLIBOR +1.000%), 8/25/2032	261,578
42,008		REMIC, Series 2002-60, Class FH, 5.016% (1-month USLIBOR +1.000%), 8/25/2032	42,506
83,608		REMIC, Series 2002-77, Class FA, 4.910% (1-month USLIBOR +1.000%), 12/18/2032	84,590
34,205		REMIC, Series 2002-77, Class FG, 4.460% (1-month USLIBOR +0.550%), 12/18/2032	34,259
99,378		REMIC, Series 2005-67, Class FM, 4.366% (1-month USLIBOR +0.350%), 8/25/2035	98,969
1,582,058		REMIC, Series 2005-95, Class FH, 4.316% (1-month USLIBOR +0.300%), 11/25/2035	1,565,754
123,200		REMIC, Series 2006-11, Class FB, 4.316% (1-month USLIBOR +0.300%), 3/25/2036	122,390
2,538,296		REMIC, Series 2006-42, Class CF, 4.466% (1-month USLIBOR +0.450%), 6/25/2036	2,524,571
1,392,782		REMIC, Series 2006-50, Class FE, 1.067% (1-month USLIBOR +0.400%), 6/25/2036	1,394,657
470,843		REMIC, Series 2006-65, Class DF, 4.366% (1-month USLIBOR +0.350%), 7/25/2036	466,274
184,351		REMIC, Series 2006-76, Class QF, 4.416% (1-month USLIBOR +0.400%), 8/25/2036	183,101
1,212,178		REMIC Series 2006-81, Class FA, 4.366% (1-month USLIBOR +0.350%), 9/25/2036	1,202,330
603,612		REMIC, Series 2006-85, Class PF, 4.396% (1-month USLIBOR +0.380%), 9/25/2036	601,999
2,118,752		REMIC Series 2006-90, Class FE, 4.466% (1-month USLIBOR +0.450%), 9/25/2036	2,116,551
500,746		REMIC, Series 2006-103, Class FB, 4.416% (1-month USLIBOR +0.400%), 10/25/2036	495,523
1,028,320		REMIC, Series 2006-123, Class CF, 4.276% (1-month USLIBOR +0.260%), 1/25/2037	1,015,501
1,756,540		REMIC Series 2006-W1, Class 2AF1, 4.236% (1-month USLIBOR +0.220%), 2/25/2046	1,737,617
84,040		REMIC, Series 2007-20, Class F, 4.276% (1-month USLIBOR +0.260%), 3/25/2037	82,066
990,135		REMIC, Series 2007-71, Class WF, 4.466% (1-month USLIBOR +0.450%), 7/25/2037	984,577
220,846		REMIC, Series 2007-88, Class FW, 4.566% (1-month USLIBOR +0.550%), 9/25/2037	220,283
57,810		REMIC, Series 2007-102, Class FA, 4.586% (1-month USLIBOR +0.570%), 11/25/2037	57,785
246,291		REMIC, Series 2008-69, Class FB, 5.016% (1-month USLIBOR +1.000%), 6/25/2037	249,436
29,582		REMIC, Series 2008-75, Class DF, 5.266% (1-month USLIBOR +1.250%), 9/25/2038	30,136
441,082		REMIC, Series 2009-78, Class UF, 4.786% (1-month USLIBOR +0.770%), 10/25/2039	443,876
712,959		REMIC, Series 2009-87, Class FX, 4.766% (1-month USLIBOR +0.750%), 11/25/2039	715,662
848,526		REMIC, Series 2009-87, Class HF, 4.866% (1-month USLIBOR +0.850%), 11/25/2039	854,781
1,205,600		REMIC, Series 2009-106, Class FN, 4.766% (1-month USLIBOR +0.750%), 1/25/2040	1,210,273
358,979		REMIC, Series 2010-39, Class EF, 4.536% (1-month USLIBOR +0.520%), 6/25/2037	358,150
2,274,293		REMIC, Series 2010-68, Class BF, 4.516% (1-month USLIBOR +0.500%), 7/25/2040	2,261,815
1,377,159		REMIC, Series 2011-4, Class PF, 4.566% (1-month USLIBOR +0.550%), 2/25/2041	1,374,143
392,589		REMIC, Series 2012-65, Class FB, 4.536% (1-month USLIBOR +0.520%), 6/25/2042	385,973
1,129,995		REMIC, Series 2012-122, Class LF, 4.416% (1-month USLIBOR +0.400%), 11/25/2042	1,117,802
1,501,355		REMIC, Series 2012-130, Class DF, 4.416% (1-month USLIBOR +0.400%), 12/25/2042	1,476,086
1,598,609		REMIC, Series 2014-20, Class FB, 4.416% (1-month USLIBOR +0.400%), 4/25/2044	1,580,069
1,138,802		REMIC, Series 2016-32, Class FA, 4.416% (1-month USLIBOR +0.400%), 10/25/2034	1,130,075
881,804		REMIC, Series 2016-83, Class FA, 4.516% (1-month USLIBOR +0.500%), 11/25/2046	871,908
1,761,112		REMIC, Series 2018-15, Class JF, 4.316% (1-month USLIBOR +0.300%), 3/25/2048	1,717,838
5,087,709		REMIC, Series 2018-57, Class FL, 4.316% (1-month USLIBOR +0.300%), 8/25/2048	4,984,800
2,645,758		REMIC Series 2018-70, Class HF, 4.366% (1-month USLIBOR +0.350%), 10/25/2058	2,610,523
2,866,684		REMIC, Series 2019-5, Class FA, 4.416% (1-month USLIBOR +0.400%), 3/25/2049	2,829,695
2,777,569		REMIC, Series 2019-21, Class FB, 4.466% (1-month USLIBOR +0.450%), 5/25/2049	2,742,601
1,960,525		REMIC, Series 2019-33, Class FB, 4.466% (1-month USLIBOR +0.450%), 7/25/2049	1,929,456
483,963		REMIC, Series 2019-41, Class FC, 4.466% (1-month USLIBOR +0.450%), 8/25/2049	477,201
1,643,334		REMIC, Series 2019-42, Class LF, 4.366% (1-month USLIBOR +0.350%), 8/25/2049	1,634,935
5,407,284		REMIC, Series 2020-27, Class FD, 4.466% (1-month USLIBOR +0.450%), 5/25/2050	5,323,207
2,049,587		REMIC Series 2020-34, Class FA, 4.466% (1-month USLIBOR +0.450%), 6/25/2050	2,020,087
		TOTAL	56,179,283

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—7.5%
$ 330,482		REMIC, Series 2012-42, Class HF, 4.308% (1-month USLIBOR +0.370%), 3/20/2042	$ 324,885
1,452,303		REMIC, Series 2014-2, Class BF, 4.288% (1-month USLIBOR +0.350%), 1/20/2044	1,432,617
2,188,576		REMIC, Series 2015-119, Class FN, 4.188% (1-month USLIBOR +0.250%), 8/20/2045	2,132,757
3,259,072		REMIC, Series 2018-125, Class AF, 4.188% (1-month USLIBOR +0.250%), 9/20/2048	3,196,461
3,907,207		REMIC, Series 2018-168, Class KF, 4.288% (1-month USLIBOR +0.350%), 12/20/2048	3,849,308
		TOTAL	10,936,028
		Non-Agency Mortgage-Backed Securities—1.1%
1,803,681		JP Morgan Mortgage Trust 2021-1, Class A11, 3.646% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,604,469
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $126,011,266)	124,328,695
	[1]	ADJUSTABLE RATE MORTGAGES—12.7%
		Federal Home Loan Mortgage Corporation ARM—5.1%
417,880		2.161%, 12/1/2034	416,697
745,598		2.484%, 2/1/2035	754,536
258,085		2.640%, 7/1/2038	256,259
1,401,326		2.927%, 7/1/2034	1,386,577
443,848		3.098%, 4/1/2037	444,108
659,561		3.107%, 7/1/2036	658,728
701,779		3.173%, 7/1/2035	704,210
502,841		3.228%, 4/1/2034	510,141
515,866		3.253%, 5/1/2035	516,213
761,422		3.366%, 10/1/2033	758,710
531,081		3.616%, 8/1/2035	539,891
465,715		3.931%, 11/1/2034	473,672
		TOTAL	7,419,742
		Federal National Mortgage Association ARM—7.6%
119,227		1.887%, 12/1/2034	119,259
224,154		2.085%, 11/1/2039	226,235
562,247		2.119%, 1/1/2040	566,473
277,758		2.123%, 12/1/2034	281,985
363,379		2.195%, 2/1/2042	365,314
192,011		2.310%, 2/1/2036	192,453
157,331		2.340%, 12/1/2033	160,195
75,993		2.493%, 5/1/2035	76,688
37,387		2.646%, 2/1/2036	37,470
3,309		2.715%, 7/1/2027	3,270
215,559		2.735%, 9/1/2033	214,140
272,767		2.800%, 6/1/2034	273,415
1,061,279		2.836%, 8/1/2039	1,064,689
26,374		2.865%, 4/1/2034	26,423
58,141		2.908%, 5/1/2038	58,202
179,258		2.989%, 7/1/2035	182,661
29,014		3.112%, 5/1/2035	29,200
809,429		3.117%, 10/1/2035	825,709
236,088		3.190%, 1/1/2035	236,097
52,793		3.274%, 11/1/2035	53,701
415,242		3.302%, 7/1/2035	421,422
82,897		3.315%, 5/1/2035	83,482
181,739		3.340%, 6/1/2033	184,600
508,872		3.432%, 5/1/2039	514,968

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 519,791		3.497%, 10/1/2034	$ 514,696
118,512		3.565%, 10/1/2037	118,157
1,179,341		3.586%, 7/1/2034	1,203,153
277,842		3.679%, 8/1/2034	283,028
188,951		3.731%, 7/1/2035	190,920
1,195,839		3.820%, 8/1/2035	1,209,923
265,840		3.823%, 7/1/2035	268,043
153,883		3.896%, 7/1/2035	154,879
240,998		3.933%, 7/1/2039	244,164
250,204		3.945%, 7/1/2034	255,684
90,645		4.143%, 10/1/2035	92,289
265,221		4.307%, 1/1/2035	269,610
180,493		4.398%, 10/1/2035	184,289
		TOTAL	11,186,886
		Government National Mortgage Association ARM—0.0%
4,138		1.750%, 11/20/2023	4,081
17,856		1.750%, 10/20/2029	17,224
987		2.625%, 2/20/2023	983
1,301		2.625%, 3/20/2023	1,295
3,683		2.625%, 7/20/2023	3,648
3,801		2.625%, 9/20/2023	3,758
8,443		2.625%, 1/20/2030	8,251
10,166		2.875%, 5/20/2029	9,930
		TOTAL	49,170
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $19,281,051)	18,655,798
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.8%
	[1]	Agency Commercial Mortgage-Backed Securities—3.8%
1,377,235		FHLMC REMIC, Series KF115, Class AS, 3.247% (30-DAY AVERAGE SOFR +0.210%), 6/25/2031	1,349,503
927,193		FHLMC REMIC, Series KF90, Class AS, 3.417% (SOFR +0.380%), 9/25/2030	909,873
2,800,254		FHLMC REMIC, Series KF94, Class AL, 4.104% (1-month USLIBOR +0.300%), 11/25/2030	2,727,461
591,604		FNMA REMIC, Series 2020-M5, Class FA, 4.227% (1-month USLIBOR +0.460%), 1/25/2027	589,545
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,693,946)	5,576,382
		ASSET-BACKED SECURITIES—2.4%
		Auto Receivables—0.8%
1,150,000		Santander Drive Auto Receivables Trust 2022-6, Class A2, 4.370%, 5/15/2025	1,143,939
		Student Loans—1.6%
362,262		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	321,977
878,329		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	719,165
916,198		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	773,221
599,420	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 4.975% (1-month USLIBOR +1.100%), 7/15/2053	586,544
		TOTAL	2,400,907
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,904,614)	3,544,846
		U.S. TREASURY—1.3%
		U.S. Treasury Notes—1.3%
2,000,000		United States Treasury Note, 0.750%, 12/31/2023 (IDENTIFIED COST $1,916,429)	1,916,127

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—0.8%
	Federal Home Loan Mortgage Corporation—0.2%
$ 350,902	4.000%, 9/1/2047	$ 338,276
	Federal National Mortgage Association—0.6%
77,402	3.000%, 8/1/2023	76,683
738,114	4.000%, 3/1/2048	710,403
15,576	5.000%, 1/1/2024	15,503
	TOTAL	802,589
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,181,135)	1,140,865
	INVESTMENT COMPANY—1.4%
1,972,503	Federated Hermes Government Obligations Fund, Premier Shares, 3.66%[2] (IDENTIFIED COST $1,972,503)	1,972,503
	TOTAL INVESTMENT IN SECURITIES—107.3% (IDENTIFIED COST $159,960,944)	157,135,216
	OTHER ASSETS AND LIABILITIES - NET—(7.3)%[3]	(10,660,014)
	TOTAL NET ASSETS—100%	$146,475,202
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2022	$2,366,327
Purchases at Cost	$20,955,758
Proceeds from Sales	$(21,349,582)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2022	$1,972,503
Shares Held as of 11/30/2022	1,972,503
Dividend Income	$19,491

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$124,328,695	$—	$124,328,695
Adjustable Rate Mortgages	—	18,655,798	—	18,655,798
Commercial Mortgage-Backed Securities	—	5,576,382	—	5,576,382
Asset-Backed Securities	—	3,544,846	—	3,544,846
U.S. Treasuries	—	1,916,127	—	1,916,127
Mortgage-Backed Securities	—	1,140,865	—	1,140,865
Investment Company	1,972,503	—	—	1,972,503
TOTAL SECURITIES	$1,972,503	$155,162,713	$—	$157,135,216

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate